Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

December 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Health Care – 18.6%
Biotechnology – 9.8%
ACADIA Pharmaceuticals, Inc.(a)	22,839	$1,220,973
Allakos, Inc.(a)	21,282	2,979,480
Allogene Therapeutics, Inc.(a)	67,631	1,707,006
Amicus Therapeutics, Inc.(a)	144,966	3,347,265
Annexon, Inc.(a)	45,020	1,126,851
Arena Pharmaceuticals, Inc.(a)	37,988	2,918,618
Arrowhead Pharmaceuticals, Inc.(a)	52,022	3,991,648
Ascendis Pharma A/S (Sponsored ADR)(a)	6,697	1,116,926
Biohaven Pharmaceutical Holding Co., Ltd.(a)	28,431	2,436,821
Bioxcel Therapeutics, Inc.(a)	26,468	1,222,822
Blueprint Medicines Corp.(a)	31,665	3,551,230
ChemoCentryx, Inc.(a)	26,541	1,643,419
Coherus Biosciences, Inc.(a)	88,719	1,541,936
Deciphera Pharmaceuticals, Inc.(a)	37,015	2,112,446
Dicerna Pharmaceuticals, Inc.(a)	55,759	1,228,371
Eagle Pharmaceuticals, Inc./DE(a)	14,682	683,741
Emergent BioSolutions, Inc.(a)	23,361	2,093,145
Global Blood Therapeutics, Inc.(a)	10,604	459,259
Gossamer Bio, Inc.(a)	90,922	879,216
Halozyme Therapeutics, Inc.(a)	72,522	3,097,415
Heron Therapeutics, Inc.(a)	73,652	1,558,844
Insmed, Inc.(a)	79,371	2,642,260
Iovance Biotherapeutics, Inc.(a)	23,538	1,092,163
Karuna Therapeutics, Inc.(a)	16,964	1,723,373
Madrigal Pharmaceuticals, Inc.(a)	12,760	1,418,529
Mirati Therapeutics, Inc.(a)	19,331	4,245,861
Natera, Inc.(a)	38,317	3,813,308
PTC Therapeutics, Inc.(a)	37,521	2,289,907
Relay Therapeutics, Inc.(a)	40,160	1,669,050
TG Therapeutics, Inc.(a)	60,950	3,170,619
Turning Point Therapeutics, Inc. - Class I(a)	20,104	2,449,672
Twist Bioscience Corp.(a)	20,925	2,956,493
Ultragenyx Pharmaceutical, Inc.(a)	35,354	4,894,054
Vir Biotechnology, Inc.(a)	59,987	1,606,452
Y-mAbs Therapeutics, Inc.(a)	38,689	1,915,492
Zentalis Pharmaceuticals, Inc.(a)	34,370	1,785,178

		78,589,843

Health Care Equipment & Supplies – 3.2%
CONMED Corp.	23,779	2,663,248
Globus Medical, Inc. - Class A(a)	35,646	2,324,832
Integer Holdings Corp.(a)	62,120	5,043,523
iRhythm Technologies, Inc.(a)	7,165	1,699,610
Meridian Bioscience, Inc.(a)	36,874	689,175
Mesa Laboratories, Inc.	7,340	2,103,937
Nevro Corp.(a)	23,621	4,088,795

Company	Shares	U.S. $ Value

Orthofix Medical, Inc.(a)	49,600	$2,131,808
Penumbra, Inc.(a)	8,096	1,416,800
Silk Road Medical, Inc.(a)	27,464	1,729,683
STAAR Surgical Co.(a)	25,550	2,024,071

		25,915,482

Health Care Providers & Services – 2.1%
Allovir, Inc.(a)	34,240	1,316,186
AMN Healthcare Services, Inc.(a)	73,285	5,001,701
Chemed Corp.	2,005	1,067,883
LHC Group, Inc.(a)	14,963	3,191,907
MEDNAX, Inc.(a)	157,040	3,853,762
Tenet Healthcare Corp.(a)	59,807	2,388,093

		16,819,532

Health Care Technology – 0.9%
Computer Programs & Systems, Inc.	100,430	2,695,541
Health Catalyst, Inc.(a)	103,714	4,514,671

		7,210,212

Life Sciences Tools & Services – 1.6%
ICON PLC(a)	8,695	1,695,351
Medpace Holdings, Inc.(a)	26,932	3,748,934
NeoGenomics, Inc.(a)	55,720	2,999,965
Repligen Corp.(a)	6,306	1,208,419
Syneos Health, Inc.(a)	48,546	3,307,439

		12,960,108

Pharmaceuticals – 1.0%
Amphastar Pharmaceuticals, Inc.(a)	39,000	784,290
Axsome Therapeutics, Inc.(a)	19,127	1,558,277
Corcept Therapeutics, Inc.(a)	69,464	1,817,178
GW Pharmaceuticals PLC (Sponsored ADR)(a)	9,049	1,044,345
Lyra Therapeutics, Inc.(a)	58,310	664,734
Osmotica Pharmaceuticals PLC(a)	185,640	764,837
Revance Therapeutics, Inc.(a)	61,247	1,735,740

		8,369,401

		149,864,578

Financials – 16.6%
Banks – 7.7%
1st Source Corp.	31,607	1,273,762
Bancorp, Inc. (The)(a)	233,908	3,192,844
Bank of NT Butterfield & Son Ltd. (The)	72,910	2,271,876
Cathay General Bancorp	68,550	2,206,624
Civista Bancshares, Inc.	141,839	2,486,438
Community Trust Bancorp, Inc.	43,890	1,626,124
First Citizens BancShares, Inc./NC - Class A	6,293	3,613,881
First Horizon Corp.	280,234	3,575,786
Great Southern Bancorp, Inc.	44,229	2,162,798
Hilltop Holdings, Inc.	158,406	4,357,749
Home BancShares, Inc./AR	239,450	4,664,486

Company	Shares	U.S. $ Value
International Bancshares Corp.	79,390	$2,972,362
Northeast Bank(a)	91,941	2,070,511
Republic Bancorp, Inc./KY - Class A	52,740	1,902,332
Sterling Bancorp/DE	224,456	4,035,719
Synovus Financial Corp.	119,822	3,878,638
Texas Capital Bancshares, Inc.(a)	56,630	3,369,485
Webster Financial Corp.	98,771	4,163,198
Western Alliance Bancorp	68,750	4,121,562
Wintrust Financial Corp.	65,440	3,997,730

		61,943,905

Capital Markets – 1.8%
Cowen, Inc. - Class A	140,871	3,661,237
Evercore, Inc. - Class A	27,032	2,963,789
Houlihan Lokey, Inc.	40,796	2,742,715
Moelis & Co.	104,320	4,878,003

		14,245,744

Consumer Finance – 1.2%
Navient Corp.	308,567	3,030,128
Nelnet, Inc. - Class A	39,533	2,816,331
OneMain Holdings, Inc.	85,664	4,125,578

		9,972,037

Insurance – 2.5%
Assured Guaranty Ltd.	118,160	3,720,858
Goosehead Insurance, Inc. - Class A	22,281	2,779,778
Hanover Insurance Group, Inc. (The)	33,200	3,881,744
Inari Medical, Inc.(a)	21,667	1,891,312
Kinsale Capital Group, Inc.	11,278	2,257,066
National Western Life Group, Inc. - Class A	8,930	1,843,509
Primerica, Inc.	28,750	3,850,488

		20,224,755

Mortgage Real Estate Investment Trusts (REITs) – 0.5%
Ellington Financial, Inc.	117,851	1,748,909
PennyMac Mortgage Investment Trust	123,600	2,174,124

		3,923,033

Thrifts & Mortgage Finance – 2.9%
BankUnited, Inc.	147,679	5,136,276
Essent Group Ltd.	89,667	3,873,614
Flagstar Bancorp, Inc.	70,516	2,874,232
MGIC Investment Corp.	322,120	4,042,606
Mr Cooper Group, Inc.(a)	145,240	4,506,797
PennyMac Financial Services, Inc.	44,798	2,939,645

		23,373,170

		133,682,644

Industrials – 16.5%
Aerospace & Defense – 0.8%
AAR Corp.	123,520	4,473,894
Curtiss-Wright Corp.	16,783	1,952,702

		6,426,596

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.5%
Echo Global Logistics, Inc.(a)	87,012	$2,333,662
Radiant Logistics, Inc.(a)	343,333	1,991,331

		4,324,993

Airlines – 0.5%
SkyWest, Inc.	92,424	3,725,611

Building Products – 1.6%
Builders FirstSource, Inc.(a)	132,597	5,411,284
Masonite International Corp.(a)	26,920	2,647,313
Simpson Manufacturing Co., Inc.	30,835	2,881,531
UFP Industries, Inc.	39,357	2,186,281

		13,126,409

Commercial Services & Supplies – 0.8%
Steelcase, Inc. - Class A	214,764	2,910,052
Tetra Tech, Inc.	31,182	3,610,252

		6,520,304

Construction & Engineering – 2.5%
AECOM(a)	72,447	3,606,412
Arcosa, Inc.	52,165	2,865,424
Comfort Systems USA, Inc.	68,544	3,609,527
EMCOR Group, Inc.	51,120	4,675,435
MasTec, Inc.(a)	75,274	5,132,181

		19,888,979

Electrical Equipment – 1.5%
Plug Power, Inc.(a)	161,880	5,489,351
Regal Beloit Corp.	33,270	4,085,889
Sunrun, Inc.(a)	35,030	2,430,381

		12,005,621

Machinery – 3.8%
Allison Transmission Holdings, Inc.	40,331	1,739,476
Barnes Group, Inc.	94,937	4,812,357
Kadant, Inc.	12,260	1,728,415
Meritor, Inc.(a)	152,963	4,269,197
Mueller Industries, Inc.	123,646	4,341,211
Oshkosh Corp.	46,460	3,998,812
Shey Group, Inc. (The)	80,150	2,274,657
Terex Corp.	102,520	3,576,923
Wabash National Corp.	231,491	3,988,590

		30,729,638

Professional Services – 2.2%
ASGN, Inc.(a)	50,694	4,234,470
Barrett Business Services, Inc.	27,408	1,869,500
FTI Consulting, Inc.(a)	10,387	1,160,436
Insperity, Inc.	49,491	4,029,557
Kforce, Inc.	54,640	2,299,797
TriNet Group, Inc.(a)	50,230	4,048,538

		17,642,298

Company	Shares	U.S. $ Value

Road & Rail – 1.0%
ArcBest Corp.	64,132	$2,736,512
Saia, Inc.(a)	29,390	5,313,712

		8,050,224

Trading Companies & Distributors – 1.3%
Applied Industrial Technologies, Inc.	58,817	4,587,138
GMS, Inc.(a)	99,641	3,037,058
MRC Global, Inc.(a)	462,570	3,066,839

		10,691,035

		133,131,708

Information Technology – 15.0%
Electronic Equipment, Instruments & Components – 3.0%
Arrow Electronics, Inc.(a)	41,114	4,000,392
Fabrinet(a)	24,738	1,919,421
Insight Enterprises, Inc.(a)	64,290	4,891,826
Jabil, Inc.	77,999	3,317,298
OSI Systems, Inc.(a)	30,452	2,838,736
PC Connection, Inc.(a)	64,904	3,069,310
Sanmina Corp.(a)	84,596	2,697,766
SYNNEX Corp.	15,933	1,297,584

		24,032,333

IT Services – 3.6%
CACI International, Inc. - Class A(a)	6,426	1,602,194
Concentrix Corp.(a)	15,933	1,572,587
EVERTEC, Inc.	81,834	3,217,713
KBR, Inc.	120,514	3,727,498
ManTech International Corp./VA - Class A	19,560	1,739,666
MAXIMUS, Inc.	31,531	2,307,754
Perficient, Inc.(a)	53,176	2,533,836
Perspecta, Inc.	97,896	2,357,336
Science Applications International Corp.	24,790	2,346,126
TTEC Holdings, Inc.	55,490	4,046,886
WNS Holdings Ltd. (ADR)(a)	53,182	3,831,763

		29,283,359

Semiconductors & Semiconductor Equipment – 3.8%
Cirrus Logic, Inc.(a)	36,973	3,039,181
Enphase Energy, Inc.(a)	17,726	3,110,381
Kulicke & Soffa Industries, Inc.	93,793	2,983,555
Lattice Semiconductor Corp.(a)	101,868	4,667,592
MACOM Technology Solutions Holdings, Inc.(a)	51,540	2,836,762
MKS Instruments, Inc.	17,662	2,657,248
Semtech Corp.(a)	71,650	5,165,248
Silicon Laboratories, Inc.(a)	24,891	3,169,620
Synaptics, Inc.(a)	33,839	3,262,079

		30,891,666

Company	Shares	U.S. $ Value

Software – 4.1%
Blackline, Inc.(a)	33,463	$4,463,295
CommVault Systems, Inc.(a)	49,518	2,741,812
Everbridge, Inc.(a)	10,880	1,621,882
J2 Global, Inc.(a)	55,939	5,464,681
Manhattan Associates, Inc.(a)	38,385	4,037,334
Nuance Communications, Inc.(a)	26,757	1,179,716
Progress Software Corp.	50,541	2,283,948
Q2 Holdings, Inc.(a)	41,430	5,242,138
Rapid7, Inc.(a)	32,760	2,953,641
SPS Commerce, Inc.(a)	24,800	2,693,032

		32,681,479

Technology Hardware, Storage & Peripherals – 0.5%
NCR Corp.(a)	104,859	3,939,553

		120,828,390

Consumer Discretionary – 14.4%
Auto Components – 1.4%
Dana, Inc.	144,590	2,822,397
Fox Factory Holding Corp.(a)	30,260	3,198,785
LCI Industries	26,420	3,426,145
Patrick Industries, Inc.	28,562	1,952,213

		11,399,540

Automobiles – 0.6%
Thor Industries, Inc.	21,957	2,041,781
Winnebago Industries, Inc.	46,756	2,802,555

		4,844,336

Diversified Consumer Services – 0.8%
Hillenbrand, Inc.	124,312	4,947,618
Perdoceo Education Corp.(a)	138,342	1,747,259

		6,694,877

Hotels, Restaurants & Leisure – 3.8%
Churchill Downs, Inc.	28,730	5,596,317
Dave & Buster’s Entertainment, Inc.	116,580	3,499,732
Marriott Vacations Worldwide Corp.	43,406	5,956,171
Penn National Gaming, Inc.(a)	55,720	4,812,536
Planet Fitness, Inc.(a)	26,433	2,051,994
Texas Roadhouse, Inc. - Class A	44,280	3,460,925
Wingstop, Inc.	10,688	1,416,694
Wyndham Destinations, Inc.	89,481	4,014,118

		30,808,487

Household Durables – 2.3%
Helen of Troy Ltd.(a)	14,859	3,301,521
KB Home	98,720	3,309,094
Lovesac Co. (The)(a)	49,573	2,136,101
Meritage Homes Corp.(a)	25,060	2,075,469
Taylor Morrison Home Corp. - Class A(a)	170,571	4,375,146
TopBuild Corp.(a)	17,256	3,176,485

		18,373,816

Company	Shares	U.S. $ Value

Leisure Products – 0.4%
Malibu Boats, Inc.(a)	27,208	$1,698,868
MasterCraft Boat Holdings, Inc.(a)	48,685	1,209,335

		2,908,203

Specialty Retail – 3.5%
Citi Trends, Inc.	84,940	4,219,819
Floor & Decor Holdings, Inc. - Class A(a)	18,542	1,721,625
Foot Locker, Inc.	73,764	2,983,016
Genesco, Inc.(a)	118,231	3,557,571
Lithia Motors, Inc. - Class A	16,918	4,951,391
National Vision Holdings, Inc.(a)	68,770	3,114,593
RH(a)	5,560	2,488,211
Sleep Number Corp.(a)	26,503	2,169,536
Zumiez, Inc.(a)	85,698	3,151,972

		28,357,734

Textiles, Apparel & Luxury Goods – 1.6%
Crocs, Inc.(a)	48,762	3,055,427
Deckers Outdoor Corp.(a)	21,280	6,102,678
Oxford Industries, Inc.	59,105	3,871,969

		13,030,074

		116,417,067

Materials – 5.2%
Chemicals – 2.1%
AdvanSix, Inc.(a)	169,120	3,380,709
Huntsman Corp.	122,285	3,074,245
Innospec, Inc.	38,730	3,513,973
Orion Engineered Carbons SA	257,910	4,420,577
Stepan Co.	24,120	2,877,998

		17,267,502

Metals & Mining – 2.3%
B2Gold Corp.	436,440	2,444,064
Commercial Metals Co.	137,362	2,821,416
Novagold Resources, Inc.(a)	253,842	2,454,652
Reliance Steel & Aluminum Co.	32,492	3,890,917
Schnitzer Steel Industries, Inc. - Class A	101,620	3,242,694
Warrior Met Coal, Inc.	169,351	3,610,563

		18,464,306

Paper & Forest Products – 0.8%
Boise Cascade Co.	79,392	3,794,938
Louisiana-Pacific Corp.	58,635	2,179,463

		5,974,401

		41,706,209

Company	Shares	U.S. $ Value

Real Estate – 5.0%
Equity Real Estate Investment Trusts (REITs) – 4.3%
Alexander & Baldwin, Inc.	171,509	$2,946,525
CareTrust REIT, Inc.	97,747	2,168,028
Cousins Properties, Inc.	48,306	1,618,251
First Industrial Realty Trust, Inc.	36,096	1,520,724
Getty Realty Corp.	48,639	1,339,518
Healthcare Realty Trust, Inc.	81,800	2,421,280
Industrial Logistics Properties Trust	96,380	2,244,690
NexPoint Residential Trust, Inc.	60,290	2,550,870
Physicians Realty Trust	108,542	1,932,048
RLJ Lodging Trust	293,659	4,155,275
Sabra Health Care REIT, Inc.	155,430	2,699,819
Service Properties Trust	350,350	4,025,522
STAG Industrial, Inc.	91,124	2,854,004
Terreno Realty Corp.	35,224	2,060,956

		34,537,510

Real Estate Management & Development – 0.7%
RE/MAX Holdings, Inc. - Class A	95,093	3,454,728
Realogy Holdings Corp.(a)	205,091	2,690,794

		6,145,522

		40,683,032

Energy – 2.6%
Energy Equipment & Services – 1.2%
Cactus, Inc. - Class A	125,160	3,262,921
Helix Energy Solutions Group, Inc.(a)	826,050	3,469,410
Matrix Service Co.(a)	280,407	3,090,085

		9,822,416

Oil, Gas & Consumable Fuels – 1.4%
Cimarex Energy Co.	81,580	3,060,066
HollyFrontier Corp.	132,682	3,429,830
Renewable Energy Group, Inc.(a)	63,323	4,484,535
Teekay Tankers Ltd. - Class A(a)	46,815	515,433

		11,489,864

		21,312,280

Utilities – 2.6%
Electric Utilities – 0.9%
ALLETE, Inc.	48,780	3,021,433
Otter Tail Corp.	69,540	2,963,100
Portland General Electric Co.	40,234	1,720,808

		7,705,341

Gas Utilities – 0.4%
Chesapeake Utilities Corp.	15,110	1,635,053
New Jersey Resources Corp.	35,430	1,259,536

		2,894,589

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 0.6%
Ormat Technologies, Inc.	23,711	$2,140,629
Vistra Corp.	130,376	2,563,192

		4,703,821

Multi-Utilities – 0.5%
Avista Corp.	38,009	1,525,681
Black Hills Corp.	21,478	1,319,823
NorthWestern Corp.	26,285	1,532,679

		4,378,183

Water Utilities – 0.2%
Consolidated Water Co., Ltd.	125,817	1,516,095

		21,198,029

Consumer Staples – 2.1%
Beverages – 0.4%
Primo Water Corp.	209,210	3,280,413

Food & Staples Retailing – 0.3%
Village Super Market, Inc. - Class A	104,068	2,295,740

Food Products – 1.1%
Calavo Growers, Inc.	35,075	2,435,257
Freshpet, Inc.(a)	25,467	3,616,059
Hain Celestial Group, Inc. (The)(a)	43,675	1,753,551
John B Sanfilippo & Son, Inc.	16,745	1,320,511

		9,125,378

Personal Products – 0.3%
USANA Health Sciences, Inc.(a)	27,150	2,093,265

		16,794,796

Communication Services – 0.8%
Diversified Telecommunication Services – 0.4%
Vonage Holdings Corp.(a)	259,400	3,339,775

Media – 0.4%
Nexstar Media Group, Inc. - Class A	32,498	3,548,457

		6,888,232

Total Common Stocks (cost $585,832,164)		802,506,965

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(b) (c) (d) (cost $510,618)	510,618	$510,618

Total Investments – 99.5% (cost $586,342,782)(e)		803,017,583
Other assets less liabilities – 0.5%		3,690,300

Net Assets – 100.0%		$806,707,883

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	238	March 2021	$ 23,500,120	$ 872,344

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $231,824,819 and gross unrealized depreciation of investments was $(14,277,674), resulting in net unrealized appreciation of $217,547,145.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$802,506,965	$—	$—	$802,506,965
Short-Term Investments	510,618	—	—	510,618

Total Investments in Securities	803,017,583	—	—	803,017,583
Other Financial Instruments(b):

Assets:
Futures	872,344	—	—	872,344
Liabilities:	—	—	—	—

Total	$803,889,927	$—	$—	$803,889,927

(a)	See schedule of investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2020 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,936	$18,358	$21,783	$511	$0	*

*	Amount less than $500.